Stock-based Compensation Plans (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock-Based Compensation Plans [Abstract]
Outstanding at beginning of year	144,834	171,750
Options granted
Exercised	(41,134)	(26,916)
Expired
Outstanding at end of year	103,700	144,834
Exercisable at end of year	103,700	144,834
Outstanding at beginning of year, Weighted Average Exercise Price Per Share	$ 12.50	$ 12.36
Options granted, Weighted Average Exercise Price Per Share
Exercised, Weighted Average Exercise Price Per Share	$ 12.50	$ 11.61
Expired, Weighted Average Exercise Price Per Share
Outstanding at end of year, Weighted Average Exercise Price Per Share	$ 12.50	$ 12.50
Exercisable at end of year, Weighted Average Exercise Price Per Share	$ 12.50	$ 12.50